UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Treasury Only Money Market Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance October 31, 2022 (Unaudited)
Current 7-Day Yields

Fidelity® Treasury Only Money Market Fund	2.69%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	26.3
8 - 30	41.2
31 - 60	17.5
61 - 90	7.3
91 - 180	7.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (8.0)%*
*Net Other Assets (Liabilities) are not available in the pie chart.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Debt - 108.0%
	Yield (%)(a)	Principal Amount (b)	Value ($) (000s)
U.S. Treasury Obligations - 108.0%
U.S. Treasury Bills
11/1/22 to 4/6/23	1.42 to 3.96	2,775,830	2,767,408
U.S. Treasury Notes
11/15/22 to 7/31/24 (c)	1.44 to 4.09	478,371	478,375

TOTAL U.S. TREASURY DEBT (Cost $3,245,783)			3,245,783

TOTAL INVESTMENT IN SECURITIES - 108.0% (Cost $3,245,783)	3,245,783
NET OTHER ASSETS (LIABILITIES) - (8.0)%	(239,123)
NET ASSETS - 100.0%	3,006,660

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $3,245,783):		$3,245,783
Cash		190,499
Receivable for investments sold		58,733
Receivable for fund shares sold		10,955
Interest receivable		552
Total assets		3,506,522
Liabilities
Payable for investments purchased	$473,569
Payable for fund shares redeemed	24,596
Distributions payable	617
Accrued management fee	1,080
Total Liabilities		499,862
Net Assets		$3,006,660
Net Assets consist of:
Paid in capital		$3,006,691
Total accumulated earnings (loss)		(31)
Net Assets		$3,006,660
Net Asset Value , offering price and redemption price per share ($3,006,660 ÷ 3,005,902 shares)		$1.00

Statement of Operations
Amounts in thousands		Six months ended October 31, 2022 (Unaudited)
Investment Income
Interest		$28,396
Expenses
Management fee	$6,750
Independent trustees' fees and expenses	6
Total Expenses		6,756
Net Investment income (loss)		21,640
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4)
Total net realized gain (loss)		(4)
Net increase in net assets resulting from operations		$21,636
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,640	$376
Net realized gain (loss)	(4)	(37)
Net increase in net assets resulting from operations	21,636	339
Distributions to shareholders	(21,648)	(446)
Share transactions
Proceeds from sales of shares	751,087	1,393,057
Reinvestment of distributions	19,720	405
Cost of shares redeemed	(1,164,174)	(1,797,612)
Net increase (decrease) in net assets and shares resulting from share transactions	(393,367)	(404,150)
Total increase (decrease) in net assets	(393,379)	(404,257)

Net Assets
Beginning of period	3,400,039	3,804,296
End of period	$3,006,660	$3,400,039

Other Information
Shares
Sold	751,087	1,393,057
Issued in reinvestment of distributions	19,720	405
Redeemed	(1,164,174)	(1,797,612)
Net increase (decrease)	(393,367)	(404,150)

Financial Highlights
Fidelity® Treasury Only Money Market Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.007	- B	- B	.014	.018	.008
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.007	- B	- B	.014	.018	.008
Distributions from net investment income	(.007)	- B	- B	(.014)	(.018)	(.008)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.007)	- B	- B	(.014)	(.018)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.69%	.01%	.01%	1.39%	1.79%	.77%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42% G	.11%	.15%	.42%	.42%	.42%
Expenses net of all reductions	.42% G	.11%	.15%	.42%	.42%	.42%
Net investment income (loss)	1.33% G	.01%	.01%	1.27%	1.76%	.76%
Supplemental Data
Net assets, end of period (in millions)	$3,007	$3,400	$3,804	$5,045	$2,823	$3,173

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$3,245,783

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(13)
Total capital loss carryforward	$(13)

3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Treasury Only Money Market Fund	.42%
Actual		$ 1,000	$ 1,006.90	$ 2.12
Hypothetical- B		$ 1,000	$ 1,023.09	$ 2.14

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Treasury Only Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2021. The Board also noted that the management fees of most competitor funds do not cover expenses beyond portfolio management, and that, as discussed below, the fund's total expense ratio, excluding waivers and reimbursements, is below the competitive medians in 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.538317.125
TMM-SANN-1222
Fidelity® Series Treasury Bill Index Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Asset Allocation (% of Fund's net assets)

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.9%
U.S. Treasury Bills, yield at date of purchase:
0% 4/27/23	71,960,000	70,405,017
2.82% to 4.42% 1/26/23 to 4/20/23	1,018,720,000	1,003,189,135
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,075,422,443)		1,073,594,152

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b) (Cost $6,905,360)	6,903,979	6,905,360

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,082,327,803)	1,080,499,512
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(5,858,359)
NET ASSETS - 100.0%	1,074,641,153

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	506,214	95,824,246	89,425,100	43,413	-	-	6,905,360	0.0%
Total	506,214	95,824,246	89,425,100	43,413	-	-	6,905,360

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	1,073,594,152	-	1,073,594,152	-

Money Market Funds	6,905,360	6,905,360	-	-
Total Investments in Securities:	1,080,499,512	6,905,360	1,073,594,152	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,075,422,443)	$1,073,594,152
Fidelity Central Funds (cost $6,905,360)	6,905,360

Total Investment in Securities (cost $1,082,327,803)		$1,080,499,512
Receivable for investments sold		283,636,491
Receivable for fund shares sold		21,421,930
Distributions receivable from Fidelity Central Funds		20,013
Total assets		1,385,577,946
Liabilities
Payable for investments purchased	$310,639,080
Payable for fund shares redeemed	295,025
Other payables and accrued expenses	2,688
Total Liabilities		310,936,793
Net Assets		$1,074,641,153
Net Assets consist of:
Paid in capital		$1,082,535,141
Total accumulated earnings (loss)		(7,893,988)
Net Assets		$1,074,641,153
Net Asset Value , offering price and redemption price per share ($1,074,641,153 ÷ 108,066,472 shares)		$9.94

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Interest		$10,961,895
Income from Fidelity Central Funds		43,413
Total Income		11,005,308
Expenses
Custodian fees and expenses	4,950
Independent trustees' fees and expenses	2,201
Total expenses before reductions	7,151
Expense reductions	(767)
Total expenses after reductions		6,384
Net Investment income (loss)		10,998,924
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,872,805)
Total net realized gain (loss)		(3,872,805)
Change in net unrealized appreciation (depreciation) on investment securities		(1,045,654)
Net gain (loss)		(4,918,459)
Net increase (decrease) in net assets resulting from operations		$6,080,465
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,998,924	$3,082,388
Net realized gain (loss)	(3,872,805)	(2,011,309)
Change in net unrealized appreciation (depreciation)	(1,045,654)	(854,283)
Net increase (decrease) in net assets resulting from operations	6,080,465	216,796
Distributions to shareholders	(10,973,330)	(3,435,494)
Share transactions
Proceeds from sales of shares	168,304,167	956,901,033
Reinvestment of distributions	10,970,570	3,435,372
Cost of shares redeemed	(478,751,211)	(3,024,384,770)
Net increase (decrease) in net assets resulting from share transactions	(299,476,474)	(2,064,048,365)
Total increase (decrease) in net assets	(304,369,339)	(2,067,267,063)

Net Assets
Beginning of period	1,379,010,492	3,446,277,555
End of period	$1,074,641,153	$1,379,010,492

Other Information
Shares
Sold	16,893,597	95,697,239
Issued in reinvestment of distributions	1,101,371	343,736
Redeemed	(47,954,436)	(302,539,119)
Net increase (decrease)	(29,959,468)	(206,498,144)

Financial Highlights
Fidelity® Series Treasury Bill Index Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.99	$10.00	$10.03	$9.98	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.101	.010	.011	.169	.166
Net realized and unrealized gain (loss)	(.048)	(.005)	.002	.062	(.005)
Total from investment operations	.053	.005	.013	.231	.161
Distributions from net investment income	(.103)	(.014)	(.012)	(.175)	(.181)
Distributions from net realized gain	-	(.001)	(.031)	(.006)	-
Total distributions	(.103)	(.015)	(.043)	(.181)	(.181)
Net asset value, end of period	$9.94	$9.99	$10.00	$10.03	$9.98
Total Return D,E	.53%	.05%	.13%	2.34%	1.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-% I
Expenses net of all reductions H	-% I	-%	-%	-%	-% I
Net investment income (loss)	2.00% I	.10%	.11%	1.69%	2.36% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,074,641	$1,379,010	$3,446,278	$2,211,901	$927,431

A For the period August 17, 2018 (commencement of operations) through April 30, 2019.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Series Treasury Bill Index Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(1,828,291)
Net unrealized appreciation (depreciation)	$(1,828,291)
Tax cost	$1,082,327,803

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,008,355)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Expense Reductions.
Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $99 and $668, respectively.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Series Treasury Bill Index Fund	-%- D
Actual		$ 1,000	$ 1,005.30	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Treasury Bill Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2025.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9891220.104
XSB-SANN-1222
Fidelity® Government Money Market Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance October 31, 2022 (Unaudited)
Current 7-Day Yields

Capital Reserves Class	2.12%
Daily Money Class	2.37%
Advisor M Class	2.37%
Fidelity® Government Money Market Fund	2.65%
Premium Class	2.75%
Class K6	2.82%
Class S	2.65%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2022, the most recent period shown in the table, would have been 2.71% for Premium Class and 2.80% for Class K6.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	83.0
8 - 30	3.3
31 - 60	5.9
61 - 90	5.3
91 - 180	2.4
> 180	0.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.0)%*
*Net Other Assets (Liabilities) are not available in the pie chart.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Debt - 12.5%
	Yield (%)(a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 12.5%
U.S. Treasury Bills
11/1/22 to 5/4/23	0.49 to 4.56	13,058,081,500	12,993,828,206
U.S. Treasury Notes
11/15/22 to 7/31/24 (c)	0.45 to 4.09	17,067,528,000	17,063,188,760

TOTAL U.S. TREASURY DEBT (Cost $30,057,016,966)			30,057,016,966

U.S. Government Agency Debt - 22.1%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Federal Agencies - 22.1%
Fannie Mae
11/30/22	1.88	21,000,000	20,968,264
Federal Farm Credit Bank
11/7/22 to 7/26/24 (c)	2.59 to 4.53	1,619,900,000	1,619,723,117
Federal Home Loan Bank
11/1/22 to 10/24/24 (c)	0.26 to 4.09	50,587,775,000	50,496,852,025
Federal Home Loan Bank
3/30/23	2.01	416,000,000	416,000,000
Freddie Mac
5/3/24 (c)(d)	3.18	795,750,000	795,750,000

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $53,349,293,406)			53,349,293,406

U.S. Government Agency Repurchase Agreement - 11.2%
	Maturity Amount ($)	Value ($)
In a joint trading account at
3.05% dated 10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations):#	10,291,506,882	10,290,634,000
3.05% dated 10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations):	51,309,347	51,305,000
With:
ABN AMRO Bank NV at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations valued at $415,175,190, 1.75% - 5.00%, 5/15/23 - 10/20/52)	407,034,482	407,000,000
BMO Harris Bank NA at:
2.74%, dated 8/10/22 due 11/7/22 (Collateralized by U.S. Government Obligations valued at $128,305,446, 4.68% - 5.73%, 5/20/72 - 9/20/72)	125,875,278	125,000,000
3.67%, dated 10/28/22 due 11/7/22 (Collateralized by U.S. Government Obligations valued at $144,898,983, 2.97% - 5.14%, 5/20/72 - 9/20/72)	142,448,148	142,000,000
BNP Paribas, SA at:
3.03%, dated 9/6/22 due 11/7/22 (Collateralized by U.S. Government Obligations valued at $688,670,763, 0.25% - 7.50%, 6/1/23 - 10/20/52)	677,146,960	672,000,000
3.05%, dated:
9/26/22 due 11/2/22 (Collateralized by U.S. Government Obligations valued at $104,357,369, 0.00% - 7.00%, 12/31/23 - 10/20/52)	102,319,742	102,000,000
10/25/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $104,101,702, 1.46% - 6.00%, 6/1/35 - 10/1/52)	102,077,775	102,000,000
10/26/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $1,167,473,247, 0.00% - 6.50%, 12/31/23 - 10/20/52)	1,144,775,378	1,144,000,000
3.14%, dated 9/14/22 due 11/7/22 (Collateralized by U.S. Government Obligations valued at $579,737,051, 0.13% - 7.00%, 10/15/23 - 10/20/52)	569,011,434	566,000,000
3.18%, dated 9/12/22 due 11/7/22 (Collateralized by U.S. Government Obligations valued at $422,096,064, 0.25% - 7.00%, 11/1/23 - 10/20/52)	415,311,793	412,000,000
3.48%, dated 10/20/22 due 11/7/22 (Collateralized by U.S. Government Obligations valued at $1,547,092,559, 0.25% - 6.00%, 11/15/23 - 10/15/57)	1,519,686,400	1,515,000,000
BofA Securities, Inc. at 3.26%, dated 10/14/22 due 11/7/22 (Collateralized by U.S. Government Obligations valued at $209,440,833, 3.00%, 6/20/50 - 6/20/51)	205,501,225	205,000,000
CIBC Bank U.S.A. at:
3.05%, dated 9/22/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $496,387,023, 1.38% - 7.50%, 4/30/29 - 5/1/58)	486,725,792	485,000,000
3.11%, dated 9/22/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $20,701,859, 0.00% - 7.50%, 6/25/23 - 9/1/52)	20,072,567	20,000,000
Citibank NA at 3.06%, dated 10/27/22 due 11/3/22
(Collateralized by U.S. Government Obligations valued at $104,302,682, 0.00% - 9.00%, 11/15/22 - 6/20/67)	102,060,690	102,000,000
(Collateralized by U.S. Government Obligations valued at $626,842,826, 0.00% - 8.50%, 1/15/23 - 10/20/67)	612,364,140	612,000,000
Citigroup Global Capital Markets, Inc. at 3.06%, dated:
10/24/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $626,710,062, 0.00% - 5.00%, 2/15/38 - 10/20/67)	614,521,900	614,000,000
10/27/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $416,336,869, 1.50% - 5.50%, 7/1/24 - 1/20/72)	408,242,760	408,000,000
Deutsche Bank AG, New York at 3.06%, dated:
10/27/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $209,178,864, 3.35% - 3.75%, 6/15/24 - 11/15/46)	203,120,785	203,000,000
10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations valued at $86,527,355, 3.25% - 3.80%, 5/15/43 - 11/15/46)	84,007,140	84,000,000
Deutsche Bank Securities, Inc. at 3.06%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $342,749,202, 2.00% - 4.50%, 6/30/27 - 6/1/52)	336,028,560	336,000,000
Goldman Sachs & Co. at 3.05%, dated 10/27/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $1,664,324,728, 2.50% - 7.00%, 8/15/24 - 8/15/63)	1,631,967,274	1,631,000,000
ING Financial Markets LLC at:
3.44%, dated 10/21/22 due 11/14/22 (Collateralized by U.S. Government Obligations valued at $104,149,358, 0.75% - 6.00%, 5/15/25 - 9/1/57)	102,233,920	102,000,000
3.52%, dated 10/20/22 due 11/21/22 (Collateralized by U.S. Treasury Obligations valued at $41,869,077, 0.00% - 5.50%, 4/3/23 - 9/20/52)	41,128,284	41,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 3.08%, dated:
10/18/22 due 12/8/22 (Collateralized by U.S. Government Obligations valued at $313,004,461, 1.50% - 5.50%, 8/1/23 - 10/1/52)	307,837,362	306,500,000
10/31/22 due 1/13/23 (Collateralized by U.S. Government Obligations valued at $166,274,225, 2.00% - 5.50%, 1/1/30 - 10/1/52)	164,031,971	163,000,000
Morgan Stanley & Co., LLC at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations valued at $103,028,796, 1.50% - 7.50%, 1/1/23 - 10/1/52)	101,008,557	101,000,000
RBC Dominion Securities at 2.54%, dated:
8/2/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $641,593,107, 0.13% - 6.00%, 12/15/23 - 10/20/52)	629,101,042	625,000,000
8/3/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $858,134,773, 0.75% - 5.50%, 2/15/24 - 10/20/52)	841,426,569	836,000,000
RBC Financial Group at:
2.54%, dated 8/1/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $2,139,378,285, 0.00% - 7.00%, 2/14/23 - 7/1/60)	2,096,814,919	2,083,000,000
3.05%, dated 10/26/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $1,460,965,744, 1.25% - 7.00%, 12/15/23 - 9/20/62)	1,431,969,900	1,431,000,000
3.09%, dated 5/12/22 due 11/7/22 (Collateralized by U.S. Government Obligations valued at $232,748,834, 0.13% - 6.50%, 4/15/26 - 1/1/58) (a)(b)(c)	229,621,617	226,000,000
TD Securities (U.S.A.) at 3.06%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations valued at $821,169,794, 2.00% - 6.00%, 11/1/32 - 11/1/52)	805,068,425	805,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $26,948,439,000)		26,948,439,000

U.S. Treasury Repurchase Agreement - 55.2%
	Maturity Amount ($)	Value ($)
With:
ABN AMRO Bank NV at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $260,122,097, 1.63% - 2.75%, 5/15/23 - 11/15/27)	255,021,604	255,000,000
Barclays Bank PLC at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $560,027,486, 0.13% - 4.25%, 7/31/23 - 10/15/25)	549,046,513	549,000,000
BNP Paribas, SA at:
3.01%, dated 9/6/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $1,148,775,525, 0.00% - 6.25%, 11/30/22 - 2/15/52)	1,129,529,253	1,121,000,000
3.27%, dated 9/9/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $998,270,738, 0.00% - 4.50%, 2/28/23 - 2/15/52)	984,793,543	974,000,000
CIBC Bank U.S.A. at 3.05%, dated 10/3/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $380,380,065, 0.13% - 3.88%, 11/15/22 - 8/15/51)	372,977,017	372,000,000
Commerz Markets LLC at 3.05%, dated:
10/25/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $491,219,089, 0.25% - 4.25%, 7/31/24 - 5/15/52)	481,285,260	481,000,000
10/26/22 due 11/2/22 (Collateralized by U.S. Treasury Obligations valued at $613,637,727, 0.00% - 4.25%, 1/26/23 - 2/15/50)	601,651,601	601,295,000
10/27/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $615,320,546, 0.13% - 3.25%, 6/30/23 - 8/15/41)	603,357,613	603,000,000
Credit AG at 3.45%, dated 9/19/22 due 12/19/22 (Collateralized by U.S. Treasury Obligations valued at $189,477,639, 0.00%, 1/26/23 - 10/5/23)	186,613,354	185,000,000
Federal Reserve Bank of New York at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $123,323,447,359, 0.13% - 7.13%, 11/15/22 - 5/15/51)	123,323,447,351	123,313,000,000
ING Financial Markets LLC at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $36,782,315, 2.75%, 2/28/25)	36,003,050	36,000,000
Lloyds Bank Corp. Markets PLC at:
2.57%, dated 8/3/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $194,963,582, 1.13%, 2/15/31)	191,247,878	190,000,000
2.61%, dated 8/5/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $190,912,676, 0.25% - 3.00%, 1/31/23 - 7/15/25)	187,267,590	186,000,000
2.62%, dated 8/8/22 due 11/8/22 (Collateralized by U.S. Treasury Obligations valued at $195,367,362, 0.25% - 3.00%, 6/15/23 - 8/15/49)	190,265,460	189,000,000
3.26%, dated 9/9/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $190,548,794, 0.25% - 3.00%, 6/15/23 - 7/15/25)	188,054,887	186,000,000
Lloyds Bank PLC at:
2.57%, dated 8/3/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $291,428,968, 0.13% - 6.75%, 10/15/23 - 11/30/28)	285,865,249	284,000,000
2.63%, dated 8/5/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $97,483,051, 0.13% - 6.75%, 1/15/24 - 8/15/28)	95,652,386	95,000,000
2.89%, dated 8/26/22 due 11/28/22 (Collateralized by U.S. Treasury Obligations valued at $76,881,009, 0.13% - 6.75%, 1/15/24 - 7/31/27)	75,565,958	75,000,000
3.19%, dated 9/8/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $114,742,199, 0.13% - 6.75%, 9/15/23 - 7/31/27)	113,220,707	112,000,000
3.23%, dated 9/9/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $172,100,773, 0.13% - 6.75%, 1/15/24 - 7/31/27)	169,838,947	168,000,000
3.26%, dated 9/9/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $114,738,871, 0.13% - 2.75%, 1/15/24 - 7/31/27)	113,237,351	112,000,000
3.34%, dated 9/13/22 due 1/13/23 (Collateralized by U.S. Treasury Obligations valued at $113,685,426, 0.13% - 6.75%, 1/15/24 - 7/31/27)	112,256,397	111,000,000
3.68%, dated 10/17/22 due 12/19/22 (Collateralized by U.S. Treasury Obligations valued at $112,325,165, 0.38%, 7/31/27)	110,708,400	110,000,000
Mizuho Bank, Ltd. at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $653,745,146, 0.25%, 3/15/24)	641,054,307	641,000,000
MUFG Securities EMEA PLC at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $934,015,417, 0.25% - 3.38%, 11/15/23 - 8/15/42)	916,077,606	916,000,000
Royal Bank of Canada at 3.05%, dated 10/26/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $393,920,157, 0.38% - 2.75%, 8/15/23 - 8/15/42)	386,261,622	386,000,000
SMBC Nikko Securities America, Inc. at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $713,773,040, 0.50% - 2.75%, 5/15/24 - 8/15/32)	700,059,306	700,000,000
Sumitomo Mitsui Trust Bank Ltd. at:
3.38%, dated 10/25/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $56,716,194, 2.25% - 3.25%, 8/31/24 - 2/15/52)	55,072,294	55,000,000
3.44%, dated 10/26/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $63,300,125, 1.63%, 8/15/29)	62,082,942	62,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $133,068,295,000)		133,068,295,000

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $243,423,044,372)	243,423,044,372
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(2,523,151,677)
NET ASSETS - 100.0%	240,899,892,695

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$10,290,634,000 due 11/01/22 at 3.05%
BNY Mellon Capital Markets LLC	550,091,000
Bank Of America, N.A.	1,212,529,000
Bank of America Securities, Inc.	686,102,000
Citigroup Global Markets, Inc.	505,221,000
HSBC Securities (USA), Inc.	151,566,000
J.P. Morgan Securities LLC	505,221,000
Mitsubishi UFJ Securities Hldgs Ltd.	168,407,000
Mizuho Securities USA, Inc.	84,204,000
Nomura Securities Internationa	2,020,883,000
RBC Dominion Securities, Inc.	1,265,651,000
Sumitomo Mitsui Banking Corp. NY	951,470,000
Sumitomo Mitsui Banking Corp.	1,751,431,000
Wells Fargo Securities LLC	437,858,000
10,290,634,000

$51,305,000 due 11/01/22 at 3.05%
Bank Of America, N.A.	1,305,000
Bank of America Securities, Inc.	1,438,000
HSBC Securities (USA), Inc.	323,000
J.P. Morgan Securities LLC	1,079,000
Mitsubishi UFJ Securities Hldgs Ltd.	360,000
Mizuho Securities USA, Inc.	180,000
Nomura Securities International	46,620,000
51,305,000

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $160,016,734,000) - See accompanying schedule Unaffiliated issuers (cost $243,423,044,372):		$243,423,044,372
Cash		797
Receivable for fund shares sold		2,061,863,841
Interest receivable		152,124,250
Prepaid expenses		336,183
Receivable from investment adviser for expense reductions		122,924
Other receivables		1,573,025
Total assets		245,639,065,392
Liabilities
Payable for investments purchased	$3,405,407,450
Payable for fund shares redeemed	1,159,932,913
Distributions payable	82,304,470
Accrued management fee	50,293,458
Distribution and service plan fees payable	4,250,208
Other affiliated payables	34,255,761
Other payables and accrued expenses	2,728,437
Total Liabilities		4,739,172,697
Net Assets		$240,899,892,695
Net Assets consist of:
Paid in capital		$240,900,029,853
Total accumulated earnings (loss)		(137,158)
Net Assets		$240,899,892,695

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value , offering price and redemption price per share ($6,455,470,852 ÷ 6,453,553,563 shares)		$1.00
Daily Money Class :
Net Asset Value , offering price and redemption price per share ($7,279,086,813 ÷ 7,277,194,826 shares)		$1.00
Advisor M Class :
Net Asset Value , offering price and redemption price per share ($169,835,779 ÷ 169,838,287 shares)		$1.00
Fidelity Government Money Market Fund :
Net Asset Value , offering price and redemption price per share ($219,078,673,763 ÷ 219,074,120,825 shares)		$1.00
Class S :
Net Asset Value , offering price and redemption price per share ($150,974,041 ÷ 150,973,404 shares)		$1.00
Premium Class :
Net Asset Value , offering price and redemption price per share ($5,244,961,959 ÷ 5,243,651,784 shares)		$1.00
Class K6 :
Net Asset Value , offering price and redemption price per share ($2,520,889,488 ÷ 2,520,919,845 shares)		$1.00
Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Interest		$2,289,837,956
Expenses
Management fee	$309,551,965
Transfer agent fees	205,090,381
Distribution and service plan fees	26,897,696
Accounting fees and expenses	2,832,267
Custodian fees and expenses	395,563
Independent trustees' fees and expenses	444,313
Registration fees	4,793,537
Audit	24,425
Legal	96,383
Miscellaneous	366,635
Total expenses before reductions	550,493,165
Expense reductions	(5,012,696)
Total expenses after reductions		545,480,469
Net Investment income (loss)		1,744,357,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(212,914)
Total net realized gain (loss)		(212,914)
Net increase in net assets resulting from operations		$1,744,144,573
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,744,357,487	$23,906,078
Net realized gain (loss)	(212,914)	176,959
Net increase in net assets resulting from operations	1,744,144,573	24,083,037
Distributions to shareholders	(1,744,254,138)	(23,866,363)
Share transactions - net increase (decrease)	(10,657,256,908)	30,047,248,045
Total increase (decrease) in net assets	(10,657,366,473)	30,047,464,719

Net Assets
Beginning of period	251,557,259,168	221,509,794,449
End of period	$240,899,892,695	$251,557,259,168

Financial Highlights
Fidelity® Government Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.005	- B	- B	.009	.012	.003
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.005	- B	- B	.009	.012	.003
Distributions from net investment income	(.005)	- B	- B	(.009)	(.012)	(.003)
Total distributions	(.005)	- B	- B	(.009)	(.012)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.48%	.01%	.01%	.94%	1.26%	.27%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.95% G	.96%	.96%	.97%	.96%	.96%
Expenses net of fee waivers, if any	.90% G	.10%	.15%	.89%	.95%	.93%
Expenses net of all reductions	.90% G	.10%	.15%	.89%	.95%	.93%
Net investment income (loss)	.94% G	.01%	.01%	.87%	1.26%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$6,455,471	$7,465,539	$7,539,252	$7,470,316	$6,491,629	$8,466,153

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Fidelity® Government Money Market Fund Daily Money Class

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.006	- B	- B	.012	.015	.005
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.006	- B	- B	.012	.015	.005
Distributions from net investment income	(.006)	- B	- B	(.012)	(.015)	(.005)
Total distributions	(.006)	- B	- B	(.012)	(.015)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.58%	.01%	.01%	1.16%	1.51%	.50%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.70% G	.71%	.71%	.72%	.71%	.71%
Expenses net of fee waivers, if any	.69% G	.10%	.15%	.67%	.70%	.70%
Expenses net of all reductions	.69% G	.10%	.15%	.67%	.70%	.70%
Net investment income (loss)	1.14% G	.01%	.01%	1.08%	1.51%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$7,279,087	$7,389,338	$7,356,206	$7,835,091	$6,038,320	$6,913,180

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Fidelity® Government Money Market Fund Advisor M Class

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.006	- C	- C	.012	.015	.005
Net realized and unrealized gain (loss) C	-	-	-	-	-	-
Total from investment operations	.006	- C	- C	.012	.015	.005
Distributions from net investment income	(.006)	- C	- C	(.012)	(.015)	(.005)
Total distributions	(.006)	- C	- C	(.012)	(.015)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	.58%	.01%	.01%	1.17%	1.52%	.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.71%	.71%	.72%	.71%	.72% H
Expenses net of fee waivers, if any	.69% H	.10%	.15%	.65%	.70%	.70% H
Expenses net of all reductions	.69% H	.10%	.15%	.64%	.69%	.69% H
Net investment income (loss)	1.14% H	.01%	.01%	1.12%	1.53%	.71% H
Supplemental Data
Net assets, end of period (000 omitted)	$169,836	$148,512	$124,205	$126,269	$50,630	$29,889

A For the period July 6, 2017 (commencement of sale of shares) through April 30, 2018.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

Fidelity® Government Money Market Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.007	- B	- B	.014	.018	.008
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.007	- B	- B	.014	.018	.008
Distributions from net investment income	(.007)	- B	- B	(.014)	(.018)	(.008)
Total distributions	(.007)	- B	- B	(.014)	(.018)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.72%	.01%	.01%	1.42%	1.79%	.78%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42% G	.10%	.15%	.42%	.42%	.42%
Expenses net of all reductions	.42% G	.10%	.15%	.42%	.42%	.42%
Net investment income (loss)	1.42% G	.01%	.01%	1.33%	1.79%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$219,078,674	$230,027,515	$200,115,905	$165,823,962	$104,973,598	$86,131,220

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Fidelity® Government Money Market Fund Premium Class

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.008	- B	- B	.015	.019	.009
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.008	- B	- B	.015	.019	.009
Distributions from net investment income	(.008)	- B	- B	(.015)	(.019)	(.009)
Total distributions	(.008)	- B	- B	(.015)	(.019)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.77%	.01%	.01%	1.52%	1.90%	.89%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.35% G	.36%	.36%	.37%	.36%	.36%
Expenses net of fee waivers, if any	.32% G	.09%	.15%	.32%	.32%	.32%
Expenses net of all reductions	.32% G	.09%	.15%	.32%	.32%	.32%
Net investment income (loss)	1.51% G	.01%	-% H	1.43%	1.89%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$5,244,962	$4,352,205	$4,713,643	$5,726,124	$4,115,468	$2,901,645

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

H Amount represents less than .005%.

Fidelity® Government Money Market Fund Class K6

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.008	- C	- C	.016	.019	.003
Net realized and unrealized gain (loss) C	-	-	-	-	-	-
Total from investment operations	.008	- C	- C	.016	.019	.003
Distributions from net investment income	(.008)	- C	- C	(.016)	(.019)	(.003)
Total distributions	(.008)	- C	- C	(.016)	(.019)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	.81%	.02%	.01%	1.59%	1.97%	.34%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.27% H	.27%	.27%	.28%	.27%	.27% H
Expenses net of fee waivers, if any	.25% H	.09%	.14%	.25%	.25%	.25% H
Expenses net of all reductions	.25% H	.09%	.14%	.25%	.25%	.25% H
Net investment income (loss)	1.58% H	.02%	.01%	1.50%	1.96%	1.47% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,520,889	$2,174,050	$1,660,582	$1,313,087	$404,595	$46,354

A For the period January 24, 2018 (commencement of sale of shares) through April 30, 2018.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

Fidelity® Government Money Market Fund Class S

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.007	- C
Net realized and unrealized gain (loss) C	-	-
Total from investment operations	.007	- C
Distributions from net investment income	(.007)	- C
Total distributions	(.007)	- C
Net asset value, end of period	$1.00	$1.00
Total Return D,E	.72%	-% F
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I	.46% I
Expenses net of fee waivers, if any	.42% I	.14% I
Expenses net of all reductions	.42% I	.14% I
Net investment income (loss)	1.41% I	.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$150,974	$100

A For the period December 2, 2021 (commencement of sale of shares) through April 30, 2022.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Amount represents less than .005%.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Capital Reserves Class, Daily Money Class, Advisor M Class, Fidelity Government Money Market Fund, Class S, Premium Class and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.   Class S shares are offered only to the Fidelity FDIC-Insured Deposit Sweep Program.
2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Government Money Market Fund	$1,573,025

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$243,423,044,372

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee   and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.   Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Capital Reserves Class	.25%	.25%	$17,402,056	$17,154,331
Daily Money Class	- %	.25%	9,289,552	7,957,541
Advisor M Class	- %	.25%	206,088	32,918
			$26,897,696	$25,144,790

Sales Load. FDC receives the proceeds of contingent deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges. In addition, FDC receives deferred sales charges for Advisor M Class shares purchased by exchange from Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Daily Money Class	$24,994
Advisor M Class	$24

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class and Class K6 which pays .10% and .01% of class-level average net assets, respectively.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Capital Reserves Class	$6,960,822.20
Daily Money Class	7,431,642.20
Advisor M Class	164,870.20
Fidelity Government Money Market Fund	187,928,422.17
Class S	95,039.20
Premium Class	2,390,161.10
Class K6	119,425.01
	$205,090,381

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Government Money Market Fund	- A

A Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Government Money Market Fund	-	75,145,000	-

4. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees   and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement	Expiration Date
Daily Money Class	.70%	$69,335	August 31, 2023
Advisor M Class	.70%	990	August 31, 2023
Class S	.42%	15,365	August 31, 2023
Premium Class	.32%	820,089	August 31, 2023
Class K6	.25%	177,112	August 31, 2023
		$1,082,891

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Capital Reserves Class	$1,889,478
Daily Money Class	284,773
Advisor M Class	5,704
Fidelity Government Money Market Fund	1,722,312
Class S	1

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9,200.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $18,337.
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2022	Year ended April 30, 2022 A
Fidelity Government Money Market Fund
Distributions to shareholders
Capital Reserves Class	$32,008,067	$758,597
Daily Money Class	42,794,997	748,324
Advisor M Class	978,027	13,196
Fidelity Government Money Market Fund	1,610,072,174	21,569,064
Class S	949,618	4
Premium Class	37,807,666	452,225
Class K6	19,643,589	324,953
Total	$1,744,254,138	$23,866,363

A   Distributions for Class S are for the period December 2, 2021 (commencement of sale of shares) through April 30, 2022.
6. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2022	Year ended April 30, 2022 A	Six months ended October 31, 2022	Year ended April 30, 2022 A
Fidelity Government Money Market Fund
Capital Reserves Class
Shares sold	11,494,158,830	27,391,386,975	$11,494,158,830	$27,391,386,975
Reinvestment of distributions	19,905,797	460,810	19,905,797	460,810
Shares redeemed	(12,523,856,252)	(27,465,582,704)	(12,523,856,252)	(27,465,582,704)
Net increase (decrease)	(1,009,791,625)	(73,734,919)	$(1,009,791,625)	$(73,734,919)
Daily Money Class
Shares sold	13,746,476,916	26,738,209,273	$13,746,476,916	$26,738,209,273
Reinvestment of distributions	30,076,417	516,833	30,076,417	516,833
Shares redeemed	(13,886,793,124)	(26,705,576,696)	(13,886,793,124)	(26,705,576,695)
Net increase (decrease)	(110,239,791)	33,149,410	$(110,239,791)	$33,149,411
Advisor M Class
Shares sold	80,676,616	155,775,755	$80,676,616	$ 155,775,755
Reinvestment of distributions	959,796	12,811	959,796	12,811
Shares redeemed	(60,312,912)	(131,481,710)	(60,312,912)	(131,481,711)
Net increase (decrease)	21,323,500	24,306,856	$21,323,500	$24,306,855
Fidelity Government Money Market Fund
Shares sold	329,622,863,165	718,100,082,282	$329,622,863,165	$718,100,082,261
Reinvestment of distributions	1,377,457,890	19,163,112	1,377,457,890	19,163,113
Shares redeemed	(341,949,103,853)	(688,207,963,906)	(341,949,103,406)	(688,207,963,886)
Net increase (decrease)	(10,948,782,798)	29,911,281,488	$(10,948,782,351)	$29,911,281,488
Class S
Shares sold	476,414,111	106,813	$476,414,111	$106,813
Reinvestment of distributions	861,366	4	861,366	4
Shares redeemed	(326,402,317)	(6,573)	(326,402,317)	(6,573)
Net increase (decrease)	150,873,160	100,244	$ 150,873,160	$100,244
Premium Class
Shares sold	2,487,738,060	2,009,205,919	$2,487,738,059	$2,009,205,914
Reinvestment of distributions	35,503,947	431,259	35,503,947	431,259
Shares redeemed	(1,630,714,305)	(2,370,975,882)	(1,630,714,751)	(2,370,975,877)
Net increase (decrease)	892,527,702	(361,338,704)	$892,527,255	$(361,338,704)
Class K6
Shares sold	1,288,488,296	1,794,922,596	$1,288,490,869	$1,794,922,596
Reinvestment of distributions	19,646,162	316,317	19,643,589	316,317
Shares redeemed	(961,301,514)	(1,281,755,243)	(961,301,514)	(1,281,755,243)
Net increase (decrease)	346,832,944	513,483,670	$346,832,944	$513,483,670

A   Share transactions for Class S are for the period December 2, 2021 (commencement of sale of shares) through April 30, 2022.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022
Fidelity® Government Money Market Fund
Capital Reserves Class **	.90%
Actual		$ 1,000	$ 1,004.80	$ 4.55
Hypothetical- B		$ 1,000	$ 1,020.67	$ 4.58
Daily Money Class	.69%
Actual		$ 1,000	$ 1,005.80	$ 3.49
Hypothetical- B		$ 1,000	$ 1,021.73	$ 3.52
Advisor M Class	.69%
Actual		$ 1,000	$ 1,005.80	$ 3.49
Hypothetical- B		$ 1,000	$ 1,021.73	$ 3.52
Fidelity® Government Money Market Fund	.42%
Actual		$ 1,000	$ 1,007.20	$ 2.12
Hypothetical- B		$ 1,000	$ 1,023.09	$ 2.14
Premium Class	.32%
Actual		$ 1,000	$ 1,007.70	$ 1.62
Hypothetical- B		$ 1,000	$ 1,023.59	$ 1.63
Class K6	.25%
Actual		$ 1,000	$ 1,008.10	$ 1.27
Hypothetical- B		$ 1,000	$ 1,023.95	$ 1.28
Class S	.42%
Actual		$ 1,000	$ 1,007.20	$ 2.12
Hypothetical- B		$ 1,000	$ 1,023.09	$ 2.14

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Government Money Market Fund
Capital Reserves Class	.95%
Actual		$ 4.80
Hypothetical - B		$ 4.84

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii)  the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.  The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2021. The Board also noted that, as discussed below, the total expense ratio of the representative class, both including and excluding waivers and reimbursements, ranked below median.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Capital Reserves Class, Daily Money Class, Advisor M Class, Class K6, Class S, and Premium Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.95%, 0.70%, 0.70%, 0.25%, 0.42%, and 0.32% through August 31, 2023.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.538283.125
SPU-SANN-1222
Fidelity® Money Market Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance October 31, 2022 (Unaudited)
Current 7-Day Yields

Fidelity® Money Market Fund	2.96%
Premium Class	3.08%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2022, the most recent period shown in the table, would have been 3.02% for Premium Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	88.1
8 - 30	2.2
31 - 60	5.0
61 - 90	1.9
91 - 180	2.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.2)%*
Foreign investments - 33.2%
*Net Other Assets (Liabilities) are not available in the pie chart.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Certificate of Deposit - 18.2%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Domestic Certificates Of Deposit - 3.2%
Citibank NA
11/23/22 to 2/8/23 (c)	3.15 to 4.05	1,655,000	1,655,000

New York Branch, Yankee Dollar, Foreign Banks - 15.0%
Bank of Montreal
4/4/23 (c)(d)	3.46	81,000	81,000
Bank of Nova Scotia
12/16/22 (c)(d)	3.47	205,000	205,000
Barclays Bank PLC
12/28/22	4.05	416,000	416,000
Canadian Imperial Bank of Commerce
11/23/22 to 4/4/23 (c)(d)	3.45 to 3.64	1,101,000	1,101,000
Credit Agricole CIB
11/10/22 to 2/3/23	2.95 to 4.64	1,536,000	1,536,000
Landesbank Baden-Wuerttemberg New York Branch
11/7/22	3.55	206,000	206,000
Mitsubishi UFJ Trust & Banking Corp.
2/1/23 to 2/2/23 (c)(d)	3.35 to 3.35	202,000	202,000
Mizuho Corporate Bank Ltd.
1/12/23 to 2/10/23 (c)(d)	3.34 to 3.65	1,644,000	1,644,000
MUFG Bank Ltd.
12/12/22 to 1/12/23 (c)(d)	3.35 to 3.43	1,125,000	1,125,000
Sumitomo Mitsui Banking Corp.
1/18/23 to 2/15/23 (c)(d)	3.35 to 3.60	1,398,000	1,398,000
TOTAL NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS			7,914,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $9,569,000)			9,569,000

Financial Company Commercial Paper - 29.9%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Australia & New Zealand Banking Group Ltd.
11/18/22 to 4/12/23 (c)(d)	3.42 to 3.45	934,000	934,000
Bank of Montreal
5/10/23 (c)(d)	0.00	123,000	123,000
Bank of Montreal
12/2/22 to 5/2/23 (c)(d)	3.47 to 3.74	406,000	406,000
Bank of Nova Scotia
3/16/23 to 5/1/23 (c)(d)	3.55 to 3.75	630,000	630,000
Barclays Bank PLC
1/12/23 to 1/17/23 (c)(d)(e)	3.42 to 3.46	222,000	222,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
2/1/23 to 2/2/23 (e)	4.71 to 4.71	123,000	121,530
Bayerische Landesbank
11/4/22 to 11/8/22	3.24 to 3.31	863,000	862,624
BofA Securities, Inc.
12/5/22 to 5/3/23 (c)(d)	3.47 to 3.49	617,000	617,000
BPCE SA
11/4/22	3.00	435,000	434,892
Canadian Imperial Bank of Commerce
11/23/22 (c)(d)	3.46	98,000	98,000
Commonwealth Bank of Australia
4/27/23 to 4/28/23 (c)(d)	3.45 to 3.45	299,000	299,000
DNB Bank ASA
4/10/23 (c)(d)	3.42	198,000	198,000
Federation des caisses Desjardin
1/19/23 to 4/17/23 (c)(d)	3.43 to 3.65	461,000	461,000
J.P. Morgan Securities, LLC
11/16/22 to 11/21/22 (c)(d)	3.45 to 3.45	488,000	488,000
Landesbank Baden-Wurttemberg
11/1/22	3.08	529,000	529,000
Lloyds Bank PLC
2/1/23	4.57	395,000	390,447
Mitsubishi UFJ Trust & Banking Corp.
11/3/22 to 2/3/23	2.92 to 4.68	790,000	783,228
Mizuho Bank Ltd. Singapore Branch
2/1/23	4.64	205,000	202,603
National Australia Bank Ltd.
12/1/22 to 4/28/23 (c)(d)	3.42 to 3.46	1,340,000	1,340,000
National Bank of Canada
1/19/23 to 3/15/23 (c)(d)	3.55 to 3.61	684,000	684,000
Royal Bank of Canada
1/30/23 to 4/21/23 (c)(d)	3.46 to 3.71	1,715,000	1,715,000
Sumitomo Mitsui Trust Bank Ltd.
11/2/22 to 11/4/22	2.90 to 2.91	397,000	396,929
Svenska Handelsbanken AB
11/18/22 to 4/13/23 (c)(d)	3.41 to 3.63	1,371,000	1,371,000
The Toronto-Dominion Bank
12/15/22 to 4/27/23 (c)(d)(e)	3.47 to 3.74	2,226,000	2,225,999
UBS AG London Branch
2/3/23 (c)(d)	3.46	202,000	202,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $15,735,252)			15,735,252

Asset Backed Commercial Paper - 0.9%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/3/23	4.04	42,000	41,706
1/3/23	4.04	63,000	62,559
1/9/23	4.07	106,000	105,183
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

1/19/23	4.62	85,000	84,148
1/24/23	4.68	85,000	84,084
Sheffield Receivables Corp. (Liquidity Facility Barclays Bank PLC)

12/12/22	3.55	3,000	2,988
12/12/22	3.55	50,000	49,800
12/13/22	3.55	70,000	69,713
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $500,181)			500,181

Non-Financial Company Commercial Paper - 1.1%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
TransCanada PipeLines Ltd.
11/1/22 to 11/7/22	3.56 to 3.75	197,300	197,291
UnitedHealth Group, Inc.
11/2/22 to 11/3/22	3.40 to 3.41	393,000	392,932
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER (Cost $590,223)			590,223

Variable Rate Demand Note - 0.1%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Florida - 0.1%
Florida Timber Fin. III LLC Taxable Series 2008, LOC Wells Fargo Bank NA, VRDN
11/7/22

TOTAL VARIABLE RATE DEMAND NOTE (Cost $40,000)			40,000

Non-Negotiable Time Deposit - 11.0%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Time Deposits - 11.0%
Barclays Bank PLC
11/1/22	3.14	1,632,000	1,632,000
Bayerische Landesbank
11/1/22	3.09	367,000	367,000
Landesbank Hessen-Thuringen London Branch
11/1/22 to 11/3/22	3.09 to 3.12	712,000	712,000
Mizuho Bank Ltd. Canada Branch
11/1/22 to 11/3/22	3.08 to 3.11	688,000	688,000
Skandinaviska Enskilda Banken AB
11/1/22	3.06	2,405,000	2,405,000

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $5,804,000)			5,804,000

U.S. Government Agency Repurchase Agreement - 4.8%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at 3.05% dated 10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations) #	2,263,742	2,263,550
With:
Deutsche Bank AG, New York at 3.06%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations valued at $18,541,576, 3.35%, 6/15/24)	18,002	18,000
Deutsche Bank Securities, Inc. at 3.06%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations valued at $75,196,392, 3.00%, 1/15/56)	73,006	73,000
TD Securities (U.S.A.) at 3.06%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations valued at $179,535,259, 2.50%, 9/1/51 - 10/1/51)	176,015	176,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,530,550)		2,530,550

U.S. Treasury Repurchase Agreement - 29.7%
	Maturity Amount ($) (000s)	Value ($) (000s)
With Federal Reserve Bank of New York at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $15,647,325,603 1.50% -3.13, 5/31/23 - 11/15/29) (Cost $15,646,000)	15,647,326	15,646,000

Other Repurchase Agreement - 4.5%
	Maturity Amount ($) (000s)	Value ($) (000s)
Other Repurchase Agreement - 4.5%
With:
BMO Capital Markets Corp. at:
3.21%, dated 10/31/22 due 11/1/22 (Collateralized by Corporate Obligations valued at $90,308,544, 2.84% - 5.25%, 9/13/26 - 6/1/77)	86,008	86,000
3.27%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $92,689,279, 2.62% - 7.13%, 6/15/24 - 4/22/32)	86,008	86,000
BMO Chicago Branch at 3.27%, dated 10/31/22 due 11/1/22 (Collateralized by Corporate Obligations valued at $10,773,390, 1.13% - 11.13%, 4/1/23 - 2/1/41)	10,001	10,000
BNP Paribas Prime Brokerage, Inc. at:
3.32%, dated 10/31/22 due 11/1/22 (Collateralized by Equity Securities valued at $136,092,550)	126,012	126,000
3.33%, dated 10/28/22 due 11/3/22 (Collateralized by Equity Securities valued at $180,426,733) (c)(d)(f)	167,093	167,000
3.55%, dated 10/5/22 due 12/5/22 (Collateralized by Corporate Obligations valued at $313,977,872, 0.00% - 9.00%, 4/15/23 - 3/7/87) (c)(d)(f)	291,744	290,000
HSBC Securities, Inc. at 3.3%, dated 10/31/22 due 11/1/22 (Collateralized by Corporate Obligations valued at $22,682,578, 1.57% - 8.00%, 2/1/25 - 2/15/62)	21,002	21,000
ING Financial Markets LLC at 3.3%, dated 10/31/22 due 11/1/22 (Collateralized by Equity Securities valued at $248,422,793)	230,021	230,000
J.P. Morgan Securities, LLC at:
3.47%, dated 10/25/22 due 12/5/22 (Collateralized by Corporate Obligations valued at $218,547,363, 0.00% - 7.13%, 11/28/22 - 6/1/22) (c)(d)(f)	209,183	208,000
3.52%, dated 10/25/22 due 12/5/22 (Collateralized by Equity Securities valued at $472,283,031) (c)(d)(f)	439,521	437,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
3.3%, dated 10/31/22 due 11/1/22 (Collateralized by Equity Securities valued at $90,728,335)	84,008	84,000
3.59%, dated 10/31/22 due 11/1/22 (Collateralized by Corporate Obligations valued at $8,637,897, 0.00% - 4.00%, 1/15/23 - 11/15/41)	8,001	8,000
Mizuho Securities U.S.A., Inc. at 3.34%, dated 10/31/22 due 11/1/22 (Collateralized by Equity Securities valued at $81,007,524)	75,007	75,000
RBC Capital Markets Co. at 3.57%, dated 10/27/22 due 12/27/22 (Collateralized by U.S. Treasury Obligations valued at $87,976,739, 0.75% - 7.70%, 8/15/23 - 12/16/69) (c)(d)(f)	84,508	84,000
RBS Securities, Inc. at 3.32%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations valued at $85,687,927, 0.00% - 5.27%, 12/13/22 - 9/5/45)	84,008	84,000
Truist Securities, Inc. at 3.35%, dated 10/31/22 due 11/1/22 (Collateralized by Municipal Bond Obligations valued at $66,808,354, 1.26% - 5.00%, 7/1/25 - 8/1/55)	63,006	63,000
Wells Fargo Securities, LLC at:
3.7%, dated 9/1/22 due 12/1/22 (Collateralized by Corporate Obligations valued at $151,240,576, 0.00% - 6.50%, 11/21/22 - 2/15/30)	144,337	143,000
3.75%, dated 9/7/22 due 12/5/22 (Collateralized by Corporate Obligations valued at $130,531,169, 0.00% - 8.50%, 9/1/23 - 3/1/79)	123,131	122,000
5%, dated 10/28/22 due 1/26/23 (Collateralized by Commercial Paper valued at $43,331,597, 0.00%, 12/1/22 - 6/6/23)	42,525	42,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $2,366,000)		2,366,000

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $52,781,206)	52,781,206
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(111,314)
NET ASSETS - 100.0%	52,669,892

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,569,529,000 or 4.9% of net assets.

(f)	The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$2,263,550,000 due 11/01/22 at 3.05%
BNY Mellon Capital Markets LLC	120,023
Bank Of America, N.A.	264,558
Bank of America Securities, Inc.	149,699
Citigroup Global Markets, Inc.	110,232
HSBC Securities (USA), Inc.	33,070
J.P. Morgan Securities LLC	110,232
Mitsubishi UFJ Securities Hldgs Ltd.	36,744
Mizuho Securities USA, Inc.	18,372
Nomura Securities Internationa	440,930
RBC Dominion Securities, Inc.	276,148
Sumitomo Mitsui Banking Corp. NY	225,868
Sumitomo Mitsui Banking Corp.	382,139
Wells Fargo Securities LLC	95,535
2,263,550

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $20,542,550) - See accompanying schedule Unaffiliated issuers (cost $52,781,206):		$52,781,206
Cash		1
Receivable for fund shares sold		426,142
Interest receivable		60,584
Receivable for interfund loans		1,589
Prepaid expenses		50
Receivable from investment adviser for expense reductions		1,990
Other receivables		313
Total assets		53,271,875
Liabilities
Payable for investments purchased	$327,000
Payable for fund shares redeemed	244,906
Distributions payable	14,686
Accrued management fee	10,383
Other affiliated payables	4,612
Other payables and accrued expenses	396
Total Liabilities		601,983
Net Assets		$52,669,892
Net Assets consist of:
Paid in capital		$52,669,702
Total accumulated earnings (loss)		190
Net Assets		$52,669,892

Net Asset Value and Maximum Offering Price
Fidelity Money Market Fund :
Net Asset Value , offering price and redemption price per share ($5,449,313 ÷ 5,448,772 shares)		$1.00
Premium Class :
Net Asset Value , offering price and redemption price per share ($47,220,579 ÷ 47,218,015 shares)		$1.00
Statement of Operations
Amounts in thousands		Six months ended October 31, 2022 (Unaudited)
Investment Income
Interest (including $294 from affiliated interfund lending)		$442,989
Expenses
Management fee	$49,484
Transfer agent fees	21,202
Accounting fees and expenses	856
Custodian fees and expenses	134
Independent trustees' fees and expenses	65
Registration fees	520
Audit	22
Legal	13
Miscellaneous	57
Total expenses before reductions	72,353
Expense reductions	(9,907)
Total expenses after reductions		62,446
Net Investment income (loss)		380,543
Net increase in net assets resulting from operations		$380,543
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$380,543	$7,511
Net realized gain (loss)	-	91
Net increase in net assets resulting from operations	380,543	7,602
Distributions to shareholders	(380,542)	(7,509)
Share transactions - net increase (decrease)	21,291,511	(8,111,841)
Total increase (decrease) in net assets	21,291,512	(8,111,748)

Net Assets
Beginning of period	31,378,380	39,490,128
End of period	$52,669,892	$31,378,380

Financial Highlights
Fidelity® Money Market Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.008	- B	- B	.016	.020	.011
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.008	- B	- B	.016	.020	.011
Distributions from net investment income	(.008)	- B	- B	(.016)	(.020)	(.011)
Total distributions	(.008)	- B	- B	(.016)	(.020)	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.85%	.01%	.02%	1.61%	2.03%	1.11%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42% G	.18%	.25%	.42%	.42%	.42%
Expenses net of all reductions	.42% G	.18%	.25%	.42%	.42%	.42%
Net investment income (loss)	1.80% G	.01%	.03%	1.56%	2.06%	1.15%
Supplemental Data
Net assets, end of period (in millions)	$5,449	$3,683	$4,430	$6,093	$5,196	$3,209

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Fidelity® Money Market Fund Premium Class

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.009	- B	- B	.017	.021	.012
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.009	- B	- B	.017	.021	.012
Distributions from net investment income	(.009)	- B	- B	(.017)	(.021)	(.012)
Total distributions	(.009)	- B	- B	(.017)	(.021)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.91%	.02%	.05%	1.73%	2.16%	1.23%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.36%	.36%	.36%	.37%	.37%
Expenses net of fee waivers, if any	.30% G	.17%	.23%	.30%	.30%	.30%
Expenses net of all reductions	.30% G	.17%	.23%	.30%	.30%	.30%
Net investment income (loss)	1.92% G	.02%	.05%	1.68%	2.18%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$47,221	$27,695	$35,060	$48,570	$36,981	$15,497

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.
Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Money Market Fund	$309

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$ 52,781,206

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Fees and Other Transactions with Affiliates.
Management Fee   and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.   Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.
Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.
For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Fidelity Money Market Fund	$3,583.16
Premium Class	17,619.10
	$21,202

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Money Market Fund	- A
A   The fees were equivalent to less than .005%.
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:
		Average Loan Balance	Weighted Average Interest Rate
Fidelity Money Market Fund	Lender	21,539	1.92%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
The investment adviser contractually agreed to reimburse Premium Class to the extent annual operating expenses exceeded .30% of the average net assets. This reimbursement will remain in place through August 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Premium Class' expenses by $9,885.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $22.
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2022	Year ended April 30, 2022
Fidelity Money Market Fund
Distributions to shareholders
Fidelity Money Market Fund	$38,777	$466
Premium Class	341,765	7,043
Total	$380,542	$7,509
6. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2022	Year ended April 30, 2022	Six months ended October 31, 2022	Year ended April 30, 2022
Fidelity Money Market Fund
Fidelity Money Market Fund
Shares sold	3,544,459	1,328,747	$ 3,544,459	$ 1,328,747
Reinvestment of distributions	35,159	432	35,159	432
Shares redeemed	(1,813,605)	(2,076,499)	(1,813,605)	(2,076,499)
Net increase (decrease)	1,766,013	(747,320)	$1,766,013	$(747,320)
Premium Class
Shares sold	34,963,503	6,606,731	$ 34,963,503	$ 6,606,731
Reinvestment of distributions	304,874	6,493	304,874	6,493
Shares redeemed	(15,742,879)	(13,977,745)	(15,742,879)	(13,977,745)
Net increase (decrease)	19,525,498	(7,364,521)	$19,525,498	$(7,364,521)
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022
Fidelity® Money Market Fund
Fidelity® Money Market Fund	.42%
Actual		$ 1,000	$ 1,008.50	$ 2.13
Hypothetical- B		$ 1,000	$ 1,023.09	$ 2.14
Premium Class	.30%
Actual		$ 1,000	$ 1,009.10	$ 1.52
Hypothetical- B		$ 1,000	$ 1,023.69	$ 1.53

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Premium Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (Premium Class) and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.
The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2021. The Board also noted that, as discussed below, the total expense ratio of the representative class, both including and excluding waivers and reimbursements, ranked below the ASPG median.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (Premium Class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of Premium Class ranked equal to the competitive median of the similar sales load structure group for 2021 and below the ASPG competitive median for 2021.

The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Premium Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.30% through August 31, 2023.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.538241.125
SPM-SANN-1222
Fidelity Flex® Funds

Fidelity Flex® Government Money Market Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance October 31, 2022 (Unaudited)
Current 7-Day Yields

Fidelity Flex® Government Money Market Fund	3.10%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	78.4
8 - 30	4.8
31 - 60	8.4
61 - 90	5.4
91 - 180	2.4
> 180	0.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Debt - 13.3%
	Yield (%)(a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 13.3%
U.S. Treasury Bills
11/8/22 to 5/4/23	1.69 to 4.56	8,000,000	7,954,763
U.S. Treasury Notes
11/15/22 to 7/31/23 (c)	1.57 to 4.07	3,500,000	3,500,051

TOTAL U.S. TREASURY DEBT (Cost $11,454,814)			11,454,814

U.S. Government Agency Debt - 26.7%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Federal Agencies - 26.7%
Federal Farm Credit Bank
3/3/23 to 7/26/24 (c)(d)	3.06 to 3.15	2,100,000	2,099,915
Federal Home Loan Bank
11/18/22 to 10/21/24 (c)	1.68 to 4.09	20,750,000	20,716,659
Freddie Mac
5/3/24 (c)(d)	3.18	250,000	250,000

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $23,066,574)			23,066,574

U.S. Government Agency Repurchase Agreement - 42.8%
	Maturity Amount ($)	Value ($)
In a joint trading account at 3.05% dated 10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations) #	12,486,058	12,485,000
With:
ABN AMRO Bank NV at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $1,020,095, 1.63% - 3.25%, 5/15/26 - 9/20/51)	1,000,085	1,000,000
BMO Harris Bank NA at 3.67%, dated 10/28/22 due 11/7/22 (Collateralized by U.S. Government Obligations valued at $1,020,415, 4.00%, 9/20/52)	1,003,156	1,000,000
BNP Paribas, SA at:
3.03%, dated 9/6/22 due 11/7/22 (Collateralized by U.S. Government Obligations valued at $1,026,270, 0.00% - 7.00%, 8/31/24 - 10/1/52)	1,007,659	1,000,000
3.05%, dated 10/26/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $1,020,543, 0.13% - 4.50%, 7/15/26 - 10/1/52)	1,000,678	1,000,000
3.14%, dated 9/14/22 due 11/7/22 (Collateralized by U.S. Government Obligations valued at $1,024,328, 0.00% - 5.50%, 2/15/30 - 10/20/52)	1,005,321	1,000,000
3.18%, dated 9/12/22 due 11/7/22 (Collateralized by U.S. Government Obligations valued at $1,024,584, 0.13% - 6.00%, 1/15/25 - 9/1/52)	1,008,038	1,000,000
3.48%, dated 10/20/22 due 11/7/22 (Collateralized by U.S. Government Obligations valued at $1,021,211, 3.38% - 5.00%, 4/15/32 - 10/1/52)	1,003,093	1,000,000
CIBC Bank U.S.A. at:
3.05%, dated 9/22/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $1,023,520, 0.13% - 4.50%, 5/15/23 - 12/1/51)	1,003,558	1,000,000
3.11%, dated 9/22/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $1,024,634, 0.00% - 5.00%, 7/15/28 - 9/1/52)	1,003,628	1,000,000
Citibank NA at 3.06%, dated 10/27/22 due 11/3/22
(Collateralized by U.S. Treasury Obligations valued at $1,028,655, 0.13% - 7.00%, 5/31/23 - 6/20/67)	1,000,595	1,000,000
(Collateralized by U.S. Treasury Obligations valued at $1,022,644, 0.00% - 7.63%, 11/15/22 - 8/20/51)	1,000,595	1,000,000
Citigroup Global Capital Markets, Inc. at 3.06%, dated:
10/24/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $1,020,732, 0.00% - 3.00%, 2/15/38 - 10/20/51)	1,000,850	1,000,000
10/27/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $1,020,470, 2.50% - 3.00%, 10/20/51)	1,000,595	1,000,000
Deutsche Bank AG, New York at 3.06%, dated:
10/27/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $1,030,505, 0.50%, 4/15/24)	1,000,595	1,000,000
10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations valued at $1,030,088, 3.35%, 6/15/24)	1,000,085	1,000,000
Deutsche Bank Securities, Inc. at 3.06%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations valued at $1,030,088, 3.00%, 1/15/56)	1,000,085	1,000,000
Goldman Sachs & Co. at 3.05%, dated 10/27/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $1,020,432, 2.50% - 6.00%, 5/15/38 - 11/20/43)	1,000,593	1,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 3.08%, dated 10/18/22 due 12/8/22 (Collateralized by U.S. Government Obligations valued at $510,611, 2.50%, 5/1/51)	502,182	500,000
Morgan Stanley & Co., LLC at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations valued at $1,020,086, 2.00% - 7.50%, 11/1/23 - 10/1/52)	1,000,085	1,000,000
RBC Dominion Securities at 2.54%, dated:
8/2/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $1,026,850, 0.13% - 6.00%, 1/15/26 - 10/20/52)	1,006,562	1,000,000
8/3/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $1,026,571, 0.00% - 5.50%, 1/15/26 - 9/20/52)	1,006,491	1,000,000
RBC Financial Group at:
2.54%, dated 8/1/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $1,026,851, 0.25% - 7.00%, 1/15/25 - 9/20/52)	1,006,632	1,000,000
3.05%, dated 10/26/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $1,020,625, 0.00% - 6.00%, 2/14/23 - 1/1/58)	1,000,678	1,000,000
3.09%, dated 5/12/22 due 11/7/22 (Collateralized by U.S. Government Obligations valued at $1,030,041, 1.25% - 6.50%, 6/1/28 - 1/1/58) (c)(d)(e)	1,016,025	1,000,000
TD Securities (U.S.A.) at 3.06%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Government Obligations valued at $1,020,087, 5.00%, 10/20/52)	1,000,085	1,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $36,985,000)		36,985,000

U.S. Treasury Repurchase Agreement - 13.6%
	Maturity Amount ($)	Value ($)
With:
ABN AMRO Bank NV at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $1,020,154, 0.38% - 4.13%, 11/30/25 - 11/15/27)	1,000,085	1,000,000
Barclays Bank PLC at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $1,020,124, 0.00%, 4/20/23)	1,000,085	1,000,000
BNP Paribas, SA at:
3.01%, dated 9/6/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $1,024,863, 2.50% - 4.50%, 4/30/24 - 11/15/44)	1,007,609	1,000,000
3.27%, dated 9/9/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $1,024,911, 0.13% - 6.00%, 3/31/23 - 5/15/42)	1,011,082	1,000,000
CIBC Bank U.S.A. at 3.05%, dated 10/3/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $1,022,572, 0.13% - 3.88%, 11/30/22 - 8/15/51)	1,002,626	1,000,000
Commerz Markets LLC at 3.05%, dated:
10/25/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $1,020,633, 1.88% - 2.38%, 5/15/29 - 2/15/50)	1,000,593	1,000,000
10/26/22 due 11/2/22 (Collateralized by U.S. Treasury Obligations valued at $719,476, 1.88% - 2.75%, 4/30/27 - 2/15/50)	705,418	705,000
ING Financial Markets LLC at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $1,021,425, 2.13%, 5/15/25)	1,000,085	1,000,000
Lloyds Bank PLC at 2.57%, dated 8/3/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $1,037,792, 0.13% - 6.75%, 1/15/24 - 11/30/28)	1,006,568	1,000,000
Mizuho Bank, Ltd. at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $1,020,564, 0.25%, 3/15/24)	1,000,085	1,000,000
MUFG Securities EMEA PLC at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $1,019,594, 0.50%, 8/31/27)	1,000,085	1,000,000
Royal Bank of Canada at 3.05%, dated 10/26/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $1,020,580, 1.50% - 2.75%, 8/15/26 - 8/15/42)	1,000,678	1,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $11,705,000)		11,705,000

TOTAL INVESTMENT IN SECURITIES - 96.4% (Cost $83,211,388)	83,211,388
NET OTHER ASSETS (LIABILITIES) - 3.6%	3,142,165
NET ASSETS - 100.0%	86,353,553

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$12,485,000 due 11/01/22 at 3.05%
BNY Mellon Capital Markets LLC	191,000
Bank Of America, N.A.	422,000
BofA Securities, Inc.	238,000
Citigroup Global Markets, Inc.	176,000
HSBC Securities (USA), Inc.	53,000
JP Morgan Securities LLC	176,000
Mitsubishi UFJ Securities Holdings Ltd	59,000
Mizuho Securities USA, Inc.	29,000
Nomura Securities International	703,000
RBC Dominion Securities, Inc.	9,000,000
Sumitomo Mitsui Banking Corp. NY	676,000
Sumitomo Mitsui Banking Corp.	610,000
Wells Fargo Securities LLC	152,000
12,485,000

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $48,690,000) - See accompanying schedule Unaffiliated issuers (cost $83,211,388):		$83,211,388
Cash		796
Receivable for fund shares sold		8,403,502
Interest receivable		128,697
Total assets		91,744,383
Liabilities
Payable for investments purchased	$1,238,700
Payable for fund shares redeemed	4,080,076
Distributions payable	72,054
Total Liabilities		5,390,830
Net Assets		$86,353,553
Net Assets consist of:
Paid in capital		$86,351,904
Total accumulated earnings (loss)		1,649
Net Assets		$86,353,553
Net Asset Value , offering price and redemption price per share ($86,353,553 ÷ 86,349,714 shares)		$1.00

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Interest		$837,142
Expenses
Independent trustees' fees and expenses	170
Total Expenses		170
Net Investment income (loss)		836,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	137
Total net realized gain (loss)		137
Net increase in net assets resulting from operations		$837,109
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$836,972	$105,483
Net realized gain (loss)	137	19
Net increase in net assets resulting from operations	837,109	105,502
Distributions to shareholders	(837,187)	(103,717)
Share transactions
Proceeds from sales of shares	1,640,196,743	4,525,434,007
Reinvestment of distributions	559,331	71,753
Cost of shares redeemed	(1,670,807,648)	(4,508,081,749)
Net increase (decrease) in net assets and shares resulting from share transactions	(30,051,574)	17,424,011
Total increase (decrease) in net assets	(30,051,652)	17,425,796

Net Assets
Beginning of period	116,405,205	98,979,409
End of period	$86,353,553	$116,405,205

Other Information
Shares
Sold	1,640,196,743	4,525,434,007
Issued in reinvestment of distributions	559,331	71,753
Redeemed	(1,670,807,648)	(4,508,081,749)
Net increase (decrease)	(30,051,574)	17,424,011

Financial Highlights
Fidelity Flex® Government Money Market Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.010	.001	.002	.018	.022	.012
Net realized and unrealized gain (loss)	- B	- B	(.001)	- B	- B	- B
Total from investment operations	.010	.001	.001	.018	.022	.012
Distributions from net investment income	(.010)	(.001)	(.001)	(.018)	(.022)	(.012)
Total distributions	(.010)	(.001)	(.001)	(.018)	(.022)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.96%	.10%	.15%	1.81%	2.22%	1.23%
Ratios to Average Net Assets A,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.84% H	.10%	.14%	1.64%	2.14%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$86,354	$116,405	$98,979	$50,942	$22,044	$53,685

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Flex Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.   There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$83,211,388

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity Flex® Government Money Market Fund	-%- D
Actual		$ 1,000	$ 1,009.60	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale . The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

1.9881598.105
ZGY-SANN-1222

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hereford Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2022